Inventories, net	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net
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Note 9
Inventories, net
“Inventories, net” consisted of the following:
December 31, ($ in millions) 2021 2020
Raw materials

2,136 1,785
Work in process 995 1,020
Finished goods

1,594 1,499
Advances to suppliers

155 165
Total 4,880 4,469